CONSOLIDATED CASH FLOW STATEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cash flow statement [text block] [Abstract]
Disclosure of Change in Operating Assets [text block]
	2018 £m	2017 £m	2016 £m
Change in financial assets held at amortised cost	(27,038)	(24,747)	710
Change in derivative financial instruments and financial assets at fair value through profit or loss	22,046	9,916	(13,889)
Change in other operating assets	520	(661)	961
Change in operating assets	(4,472)	(15,492)	(12,218)

Disclosure of change in operating liabilities [text block]
	2018	2017	2016
	£m	£m	£m
Change in deposits from banks	515	13,415	(654)
Change in customer deposits	(322)	2,913	(3,690)
Change in debt securities in issue	18,579	(3,600)	(6,552)
Change in derivative financial instruments and liabilities at fair value through profit or loss	(24,606)	(12,481)	11,265
Change in investment contract liabilities	(1,594)	(4,665)	(2,665)
Change in other operating liabilities	(1,245)	136	(363)
Change in operating liabilities	(8,673)	(4,282)	(2,659)

Disclosure of Non-cash and other items [text block]
	2018 £m	2017 £m	2016 £m
Depreciation and amortisation	2,405	2,370	2,380
Revaluation of investment properties	(139)	(230)	83
Allowance for loan losses	1,024	691	592
Write-off of allowance for loan losses, net of recoveries	(1,025)	(1,061)	(1,272)
Impairment charge relating to undrawn balances	(73)	(9)	(13)
Impairment of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(14)	6	173
Change in insurance contract liabilities	(4,547)	9,168	14,084
Payment protection insurance provision	750	1,300	1,350
Other regulatory provisions	600	865	1,085
Other provision movements	(518)	(8)	(27)
Net charge (credit) in respect of defined benefit schemes	405	369	287
Impact of consolidation and deconsolidation of OEICs[1]	–	–	(3,157)
Unwind of discount on impairment allowances	(44)	(23)	(32)
Foreign exchange impact on balance sheet[2]	191	125	(155)
Loss on ECN transactions	–	–	721
Interest expense on subordinated liabilities	1,388	1,436	1,864
Loss (profit) on disposal of businesses	–	–	–
Net gain on sale of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(275)	(446)	(575)
Hedging valuation adjustments on subordinated debt	(429)	(327)	153
Value of employee services	260	414	309
Transactions in own shares	40	(411)	(175)
Accretion of discounts and amortisation of premiums and issue costs	1,947	1,701	465
Share of post-tax results of associates and joint ventures	(9)	(6)	1
Transfers to income statement from reserves	(701)	(650)	(557)
Profit on disposal of tangible fixed assets	(104)	(120)	(93)
Other non-cash items	(34)	–	(17)
Total non-cash items	1,098	15,154	17,474
Contributions to defined benefit schemes	(868)	(587)	(630)
Payments in respect of payment protection insurance provision	(2,104)	(1,657)	(2,200)
Payments in respect of other regulatory provisions	(1,032)	(928)	(761)
Other	14	–	2
Total other items	(3,990)	(3,172)	(3,589)
Non-cash and other items	(2,892)	11,982	13,885
1	These OEICs (Open-ended investment companies) are mutual funds which are consolidated if the Group manages the funds and also has a sufficient beneficial interest. The population of OEICs to be consolidated varies at each reporting date as external investors acquire and divest holdings in the various funds. The consolidation of these funds is effected by the inclusion of the fund investments and a matching liability to the unitholders; and changes in funds consolidated represent a non-cash movement on the balance sheet.

2	When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.

Disclosure of cash and cash equivalents [text block]
	2018 £m	2017 £m	2016 £m

Cash and balances at central banks	54,663	58,521	47,452
Less: mandatory reserve deposits[1]	(2,553)	(957)	(914)
	52,110	57,564	46,538
Loans and advances to banks	6,283	6,611	26,902
Less: amounts with a maturity of three months or more	(3,169)	(3,193)	(11,052)
	3,114	3,418	15,850
Total cash and cash equivalents	55,224	60,982	62,388
1	Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group’s day-to-day operations.

Disclosure of Acquisitions of Group Undertakings and Businesses [text block]
	2018 £m	2017 £m	2016 £m
Net assets acquired:
Cash and cash equivalents	–	123	–
Loans and advances to customers	–	7,811	–
Available-for-sale financial assets	–	16	–
Intangible assets	21	702	–
Property, plant and equipment	–	6	–
Other assets	6	414	–
Deposits from banks[1]	–	(6,431)	–
Other liabilities	(1)	(927)	–
Goodwill arising on acquisition	–	302	–
Cash consideration	26	2,016	–
Less: Cash and cash equivalents acquired	–	(123)	–
Net cash outflow arising from acquisition of subsidiaries and businesses	26	1,893	–
Acquisition of and additional investment in joint ventures	23	30	20
Net cash outflow from acquisitions in the year	49	1,923	20
1	Upon acquisition in 2017, the funding of MBNA was assumed by Lloyds Bank plc.

Disclosure of disposal of group undertakings and businesses
	2018 £m	2017 £m	2016 £m
Loans and advances to customers	–	342	–
Non-controlling interests	–	(242)	–
Other net assets (liabilities)	1	29	5
	1	129	5

Net assets	1	129	5

Non-cash consideration received	–	–	–
(Loss) profit on sale	–	–	–
Cash consideration received on losing control of group undertakings and businesses	1	129	5
Cash and cash equivalents disposed	–	–	–
Net cash inflow (outflow)	1	129	5